Changes in Accounting Policies - Reconciliation of the Commitments to the Lease Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Commitments [Abstract]
Transportation and Storage	$ 22,310		$ 23,341
Real Estate	886		1,831
Capital Commitments	10		24
Other Long-Term Commitments	359		490
Commitments as at December 31, 2018	23,565		25,686
Non-Lease Components			(1,143)
Agreements that do not Contain a Lease			(22,811)
Lease Agreements with Assets not yet Available for Use			(507)
Short-Term Leases			(8)
Provision Previously Recognized under IAS 37			1,064
Finance Lease Liabilities under IAS 17			4
Lease Liabilities Commitments as at December 31, 2018			2,285
Impact of Discounting			$ (791)
Lease Liability as at January 1, 2019	$ 1,546	$ 1,494